Other commitments and contingencies, concentrations and factors that may affect future operations	12 Months Ended
Mar. 31, 2011
Other commitments and contingencies, concentrations and factors that may affect future operations

23. Other commitments and contingencies, concentrations and factors that may affect future operations:

Commitments

Commitments outstanding at March 31, 2011 for the purchase of property, plant and equipment and other assets totaled ¥83,506 million ($1,004 million).

Guarantees

Toyota enters into contracts with Toyota dealers to guarantee customers’ payments of their installment payables that arise from installment contracts between customers and Toyota dealers, as and when requested by Toyota dealers. Guarantee periods are set to match maturity of installment payments, and at March 31, 2011, range from 1 month to 35 years; however, they are generally shorter than the useful lives of products sold. Toyota is required to execute its guarantee primarily when customers are unable to make required payments.

The maximum potential amount of future payments as of March 31, 2011 is ¥1,662,225 million ($19,991 million). Liabilities for guarantees totaling ¥20,450 million ($246 million) have been provided as of March 31, 2011. Under these guarantee contracts, Toyota is entitled to recover any amount paid by Toyota from the customers whose original obligations Toyota has guaranteed.

Legal Proceedings

Product Recalls

From time-to-time, Toyota issues vehicle recalls and takes other safety measures including safety campaigns relating to its vehicles. In November 2009, Toyota announced a safety campaign in North America for certain models of Toyota and Lexus vehicles related to floor mat entrapment of accelerator pedals, and later expanded it to include additional models. In January 2010, Toyota announced a recall in North America for certain models of Toyota vehicles related to sticking and slow-to-return accelerator pedals. Also in January 2010, Toyota recalled in Europe and China certain models of Toyota vehicles related to sticking accelerator pedals. In February 2010, Toyota announced a worldwide recall related to the software program that controls the antilock braking system (ABS) in certain vehicles models including the Prius. Set forth below is a description of various claims, lawsuits and government investigations involving Toyota in the United States relating to these recalls and other safety measures.

Class Action and Consolidated Litigation

There are approximately 200 putative class actions that have been filed since November 2009 alleging that certain Toyota, Lexus and Scion vehicles contain defects that lead to unintended acceleration. Many of the putative class actions allege that malfunctions involving the floor mats and accelerator pedals do not cover the full scope of possible defects related to unintended acceleration. Rather, they allege that Electronic Throttle Control System-intelligent (ETCS-i) is the true cause and that Toyota has failed to inform consumers despite its awareness of the problem. In general, these cases seek recovery for the alleged diminution in value of the vehicles, injunctive and other relief. In April 2010, the approximately 190 federal cases were consolidated for pretrial proceedings into a single multi-district litigation in the United States District Court for the Central District of California. In addition, of the approximately 325 individual product liability personal injury cases relating to unintended acceleration pending against Toyota, the federal cases have been or are likely to be consolidated into the multi-district litigation. The remaining individual product liability personal injury cases relating to unintended acceleration remain pending in various state courts in the United States. This consolidated federal action suit is in its early stages and has included document production, depositions and various motions.

Additionally, there are approximately ten putative class actions in various state courts, including California. The claims are similar to the class actions in federal court. One of the putative California class actions was filed by the Orange County District Attorney and, among other things, seeks statutory penalties alleging that Toyota sold and marketed defective vehicles and that consumers have been harmed as a result of diminution in value of their vehicles.

Beginning in February 2010, Toyota has also been sued in approximately 20 putative class actions alleging defects in the antilock braking systems in various hybrid vehicles that cause the vehicles to fail to stop in a timely manner when driving in certain road conditions. The plaintiffs seek an order requiring Toyota to repair the vehicles and claim that all owners and lessees of vehicles, including those for which recalls have been implemented, should be compensated for the defects related to the antilock braking systems. These cases have been consolidated into two actions, one in federal court in the United States District Court for the Central District of California and one in state court in the Los Angeles County Superior Court.

From February through April 2010, Toyota was also sued in six putative shareholder class actions on behalf of investors in Toyota American Depository Shares and common stock. The cases have been consolidated into a single action in the United States District Court for the Central District of California, and a lead plaintiff has been appointed. The consolidated complaint, filed October 4, 2010, alleges violations of the Securities Exchange Act of 1934 and Japan’s Financial Instruments and Exchange Act on the basis that defendants made statements that were false or misleading in that they failed to disclose problems with, or the causes of, unintended acceleration in a number of vehicle models. Plaintiffs seek monetary damages in an amount to be proven at trial, interest and attorneys’ fees and costs.

On May 21, 2010, a shareholder derivative action was filed against certain officers and directors of Toyota in the Superior Court of the State of California, County of Los Angeles. The complaint alleged that the defendants breached their fiduciary duties of care and loyalty in their handling of design defects in Toyota vehicles, alleging facts similar to those alleged in the securities class action. On April 20, 2011, the Court issued an order dismissing the case and entered judgment in favor of defendants.

On July 22, 2010, Toyota was sued in the Superior Court of the State of California, County of Los Angeles in a putative bondholder class action filed on behalf of purchasers of Toyota and Toyota Motor Credit Corporation bonds traded on foreign securities exchanges. The complaint alleges violations of California securities law, fraud, breach of fiduciary duty, and other state law claims. On September 15, 2010, Toyota removed the putative bondholder class action to the United States District Court for the Central District of California. On January 10, 2011, the District Court issued an order dismissing the case with prejudice, and entered judgment in favor of defendants. Plaintiff has filed a notice of appeal to the United States Circuit Court of Appeals for the Ninth Circuit.

Toyota believes that it has meritorious defenses to all of the cases and will vigorously defend against them.

Government Investigations

In February 2010, Toyota received a subpoena from the U.S. Attorney for the Southern District of New York and a voluntary request and subpoena from the U.S. Securities and Exchange Commission (“SEC”). The subpoenas and the voluntary request primarily seek documents related to unintended acceleration and certain financial records. This is a coordinated investigation and has included interviews of Toyota and non-Toyota witnesses, as well as production of documents. In June 2010, Toyota received a second voluntary request and subpoena from the SEC and a subpoena from the U.S. Attorney for the Southern District of New York. The subpoenas and the voluntary request primarily seek production of documents related to the recalls of the steering relay rod.

During the first two quarters of calendar year 2010, Toyota received four inquires from the National Highway Traffic Safety Administration (“NHTSA”). The first two, TQ10-001 and TQ10-002, address the timing of the announcement of the recalls related to floor mat entrapment and sticking accelerator pedals, respectively. The third, RQ10-003, addresses the scope of the recalls and unintended acceleration generally. On April 19, 2010, Toyota and NHTSA announced a settlement resolving TQ10-002 pursuant to which Toyota paid $16.4 million to the U.S. Treasury. Toyota denied the allegations that it violated the Motor Vehicle Safety Act or its implementing regulations but agreed to the settlement to avoid a protracted dispute and to concentrate on regaining customer confidence.

On May 10, 2010, Toyota received an inquiry from NHTSA on the timing of its announcement of the 2005 recall of certain pickup trucks and sport utility vehicles for a possible issue with the steering relay rod (TQ10-004). On December 20, 2010, Toyota and NHTSA announced that they had reached a settlement with respect to TQ10-001 and TQ10-004 pursuant to which Toyota paid approximately $32.4 million in the aggregate to the U.S. Treasury. As in the April 2010 settlement resolving TQ10-002, Toyota denied that it violated the Motor Vehicle Safety Act or its implementing regulations but agreed to the settlement to avoid a protracted dispute and to concentrate on regaining customer confidence. In addition, on March 1, 2011, RQ10-003 was officially resolved.

Toyota has also received subpoenas and formal and informal requests from various states’ attorneys general, including the Executive Committee for a group of 28 states’ attorney general, and certain local governmental agencies regarding various recalls, the facts underlying its recent recalls and customer handling related to those recalls.

Toyota is cooperating with the government agencies in their investigations, which, except as noted above, are on-going.

The recalls and other safety measures described above have led to a number of claims, lawsuits and government investigations against Toyota in the United States as set forth in the preceding paragraphs. Amounts accrued as of March 31, 2011 related to these legal proceedings and governmental investigations are not material to Toyota’s financial position, results of operations, or cash flow. Toyota cannot currently estimate its potential liability, damages or range of potential loss, if any, beyond the amounts accrued; however, the resolution of these matters could have an adverse effect on Toyota’s financial position, results of operations or cash flows.

United States Antitrust Proceedings

In February 2003, Toyota, GM, Ford, DaimlerChrysler, Honda, Nissan, BMW and their sales subsidiaries in the Unites States and Canada, as well as the National Automobile Dealers Association and the Canadian Automobile Dealers Association were named as defendants in approximately 85 purported federal and state class action lawsuits on behalf of all purchasers of new motor vehicles who purchased their vehicles in the United States on or after January 1, 2001. As of April 1, 2005, the federal lawsuits were consolidated in the State of Maine, and lawsuits in the State of California and the State of New Jersey were also consolidated within the respective states. Lawsuits in the state courts have been stayed until the federal lawsuits proceed.

The complaints allege that the defendants violated the Sherman Antitrust Act or state anti-trust law by conspiring among themselves and with their dealers to prevent the sale to United States citizens of vehicles produced for the Canadian market, resulting in higher prices to United States consumers. Toyota believes that its actions have been lawful. In the interest of resolving these legal actions, however, Toyota entered into a settlement agreement with the plaintiffs in February 2006. The settlement agreement remains subject to court approval. In the meantime, the federal court granted summary judgment in favor of the remaining defendants and the time to appeal has lapsed. Current activity is centered in the California state courts, although that action is stayed against Toyota pending a ruling on the pending Toyota settlement. In February 2011, the federal court held a hearing with respect to approval of Toyota’s settlement agreement. If final approval is granted, that approval should resolve this matter for Toyota.

Other Proceedings

Toyota has various other legal actions, other governmental proceedings and other claims pending against it, including other product liability claims in the United States. Although the claimants in some of these actions seek potentially substantial damages, Toyota cannot currently estimate its potential liability, damages or range of potential loss, if any, beyond the amounts accrued, with respect to these claims. However, based upon information currently available to Toyota, Toyota believes that its losses from these matters, if any, would not have a material adverse effect on Toyota’s financial position, results of operations or cash flows.

Environmental Matters and Others

In October 2000, the European Union brought into effect a directive that requires member states to promulgate regulations implementing the following: (i) manufacturers shall bear all or a significant part of the costs for taking back end-of-life vehicles put on the market after July 1, 2002 and dismantling and recycling those vehicles. Beginning January 1, 2007, this requirement became applicable to vehicles put on the market before July 1, 2002; (ii) manufacturers may not use certain hazardous materials in vehicles to be sold after July 2003; (iii) vehicles type-approved and put on the market after December 15, 2008, shall be re-usable and/or recyclable to a minimum of 85% by weight per vehicle and shall be re-usable and/or recoverable to a minimum of 95% by weight per vehicle; and (iv) end-of-life vehicles must meet actual re-use of 80% and re-use as material or energy of 85%, respectively, of vehicle weight by 2006, rising respectively to 85% and 95% by 2015. A law to implement the directive came into effect in all member states including Bulgaria, Romania that joined the European Union in January 2007. Currently, there are uncertainties surrounding the implementation of the applicable regulations in different European Union member states, particularly regarding manufacturer responsibilities and resultant expenses that may be incurred.

In addition, under this directive member states must take measures to ensure that car manufacturers, distributors and other auto-related economic operators establish adequate used vehicle collection and treatment facilities and to ensure that hazardous materials and recyclable parts are removed from vehicles prior to shredding. This directive impacts Toyota’s vehicles sold in the European Union and Toyota is introducing vehicles that are in compliance with such measures taken by the member states pursuant to the directive.

Based on the legislation that has been enacted to date, Toyota has provided for its estimated liability related to covered vehicles in existence as of March 31, 2011. Depending on the legislation that will be enacted subject to other circumstances, Toyota may be required to revise the accruals for the expected costs. Although Toyota does not expect its compliance with the directive to result in significant cash expenditures, Toyota is continuing to assess the impact of this future legislation on its results of operations, cash flows and financial position.

Toyota purchases materials that are equivalent to approximately 10% of material costs from a supplier which is an affiliated company.

The parent company has a concentration of labor supply in employees working under collective bargaining agreements and a substantial portion of these employees are working under the agreement that will expire on December 31, 2011.